Capitalized Cost from Contracts with Customers	12 Months Ended
Dec. 31, 2018
Capitalized Cost from Contracts with Customers
Capitalized Cost from Contracts with Customers

(A.3) Capitalized Cost from Contracts with Customers

Accounting Policies, Judgments, and Estimates

Incremental Costs of Obtaining Customer Contracts

Capitalized costs from customer contracts are classified as non-financial assets in our statement of financial position.

The capitalized assets for the incremental costs of obtaining a customer contract primarily consist of sales commissions earned by our sales force. Judgment is required in determining the amounts to be capitalized, particularly where the commissions are based on cumulative targets and where commissions relate to multiple performance obligations in one customer contract. We capitalize such cumulative target commissions for all customer contracts that count towards the cumulative target but only if nothing other than obtaining customer contracts can contribute to achieving the cumulative target. Commissions for contracts with multiple performance obligations or probable renewals thereof are allocated to these performance obligations and probable renewals relative to the standalone selling price.

Typically, we either do not pay sales commissions for customer contract renewals or such commissions are not commensurate with the commissions paid for new contracts. Thus, the commissions paid for renewable new contracts also relate to expected renewals of these contracts. Consequently, we amortize sales commissions paid for new customer contracts on a straight-line basis over the expected contract life including probable contract renewals. Judgment is required in estimating these contract lives. In exercising this judgment, we consider our respective renewal history adjusted for indications that the renewal history is not fully indicative of future renewals. The amortization periods range from 18 months to eight years depending on the type of offering. Amortization of the capitalized costs of obtaining customer contracts is classified as sales and marketing expense.

We expense incremental costs of obtaining a customer contract as incurred if we expect an amortization period of one year or less.

Costs to Fulfill Customer Contracts

Capitalized costs incurred to fulfill customer contracts mainly consist of direct costs for custom cloud development contracts as far as these costs are not in scope of other standards than IFRS 15. These costs are amortized after completion of the development on a straight-line basis over the expected life of the cloud subscription contract and including expected renewals. Judgment is required in evaluating whether costs are direct or indirect and in estimating contract lives. Derived from our respective history, the amortization period is typically six years.

Amortization of capitalized costs to fulfill contracts for custom cloud applications and extensions is included in the cost of cloud subscriptions and support.

Capitalized Cost from Contracts with Customers

€ millions	2018
	Current	Non-Current	Total
Capitalized cost of obtaining customer contracts	326	1,006	1,332
Capitalized cost to fulfill customer contracts	35	66	101
Capitalized contract cost	361	1,072	1,433
other non-financial assets	889	1,301	2,191
Capitalized contract cost as % of other non-financial assets	41	82	65

As at December 31, 2017,before application of IFRS 15, capitalized contract costs were €696 million, of which €199 million were current and €497 million were non-current.

Amortization expenses in 2018 for the costs of obtaining customer contracts and for the costs of fulfilling customer contracts were €231 million and €50 million respectively.